Intermediate Bond Fund of America
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email jfw@capgroup.com

Julie F. Williams
Secretary



November 4, 2005

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

Re: Intermediate Bond Fund of America
    File Nos. 33-19514 and 811-5446

Dear Sir or Madam:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 10/31/05 of Registrant's Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940.

                                   Sincerely,

                                   /s/ Julie F. Williams
                                   Julie F. Williams
                                   Secretary

cc:  Laura Hatch